Investments in joint ventures (Tables)	12 Months Ended
Dec. 31, 2020
Investments accounted for using equity method [abstract]
Summary of Changes to Investments in Joint Ventures

Changes to investments in joint ventures were as follows:

	Raízen Combustíveis	Raízen Energia	Total
Shares issued by the joint venture	1,661,418,472	7,243,283,198
Shares held by Cosan	830,709,236	3,621,641,599
Cosan ownership interest	50.00%	50.00%
At January 1, 2019	3,104,613	4,973,294	8,077,907
Interest in earnings of joint ventures	1,223,557	(92,151)	1,131,406
Other comprehensive loss	(4,770)	(192,470)	(197,240)
Interest on capital	(63,500)	—	(63,500)
Dividends	(1,047,299)	(352,314)	(1,399,613)
At December 31, 2019	3,212,601	4,336,359	7,548,960
Interest in earnings of joint ventures	332,240	250,761	583,001
Other comprehensive income (loss)	376,053	(446,001)	(69,948)
Interest on capital	(73,388)	—	(73,388)
Dividends	—	(417)	(417)
At December 31, 2020	3,847,506	4,140,702	7,988,208